Intangible Assets, Net - Summary of Group's Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	¥ 133,422		¥ 71,398
Total accumulated amortization	(70,626)		(26,313)
Intangible assets, net	62,796	$ 9,624	45,085
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	32,000		32,000
Total accumulated amortization	(5,689)		(3,556)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	83,865		30,021
Total accumulated amortization	(53,262)		(17,689)
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	5,283		5,120
Total accumulated amortization	(2,022)		(1,613)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	11,142		3,125
Total accumulated amortization	(8,728)		(2,756)
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total of gross carrying amount	1,132		1,132
Total accumulated amortization	¥ (925)		¥ (699)